Schedule of Stock Options Exercisable (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Stock Based Compensation Schedule Of Stock Options Exercisable 1	0.61
Stock Based Compensation Schedule Of Stock Options Exercisable 2	$ 20,000
Stock Based Compensation Schedule Of Stock Options Exercisable 3	12,200
Stock Based Compensation Schedule Of Stock Options Exercisable 4	0.69
Stock Based Compensation Schedule Of Stock Options Exercisable 5	530,178
Stock Based Compensation Schedule Of Stock Options Exercisable 6	365,822
Stock Based Compensation Schedule Of Stock Options Exercisable 7	1.4
Stock Based Compensation Schedule Of Stock Options Exercisable 8	94,240
Stock Based Compensation Schedule Of Stock Options Exercisable 9	131,936
Stock Based Compensation Schedule Of Stock Options Exercisable 10	644,418
Stock Based Compensation Schedule Of Stock Options Exercisable 11	$ 509,958